Schedule of Activity in Investment (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Initial recognition at fair value	$ 1,500,000		$ 1,500,000	$ 1,500,000
Balance, shares	1,500	1,457
Proceeds from redemption	$ (50,000)			$ (50,000.00)
Proceeds from redemption, shares	(43)	(23)		(43)
Impairment charges
Observable price adjustments
Ending balance	$ 1,450,000			$ 1,450,000
Balance, shares	1,457		1,500	1,457
Initial recognition at fair value (September 30, 2025)				$ 1,500,000
Initial recognition at fair value (September 30, 2025), shares				1,500
Beginning balance		$ 1,450,000
Proceeds from redemption		(25,017)		(50,000)
Disposal of preferred securities		$ (1,084,575)
Proceeds from the sale of preferred securities, shares		(1,434)
Net loss on disposal of securities		$ (340,408)